UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05833

T. Rowe Price Global Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

Item 1. Reports to Shareholders

    (a) Report pursuant to Rule 30e-1

Annual Shareholder Report

October 31, 2025

Global Value Equity Fund

Investor Class (TRGVX)

This annual shareholder report contains important information about Global Value Equity Fund (the "fund") for the period of November 1, 2024 to October 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Value Equity Fund - Investor Class	$100	0.89%

What drove fund performance during the past 12 months?

  Global equities registered solid results over the review period, rebounding from their lows in early April. Optimism about artificial intelligence (AI), generally favorable economic data, and positive tariff news in the form of U.S. trade deals with several nations all buoyed markets. In September, the U.S. Federal Reserve’s interest rate cut boosted investor sentiment further.

  Versus the MSCI World Index Net, stock selection in information technology was the biggest contributor to relative performance. Shares of Sandisk, a provider of flash storage and memory, soared late in the review period as investors anticipated that the company would benefit from a surge in demand for NAND flash storage, driven by spending on AI and cloud infrastructure. Our stock choices in financials, combined with our overweight allocation to this sector, added further value.

  Conversely, our stock selection in consumer staples, combined with our overweight allocation to this sector, hurt performance. Notably, our holding in consumer health company Kenvue lagged, as its shares declined due to turnaround challenges and U.S. health care policy uncertainty. Our investments in communication services also hindered relative returns.

  The fund seeks long-term capital appreciation. Over the period, the portfolio tilted further toward the cyclical and deep value areas of the market. This has been a consistent theme since the tariff-induced volatility seen in early April 2025. Relative to the benchmark, our overweight positions are in financials and materials. In contrast, we have large relative underweights in consumer discretionary and information technology.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2025

	Investor Class	Regulatory/Strategy Benchmark	Previous Benchmark
3/2/20	10,000	10,000	10,000
4/30/20	8,874	9,314	8,790
7/31/20	9,875	10,502	9,331
10/31/20	9,900	10,485	9,184
1/31/21	11,911	12,205	10,827
4/30/21	13,446	13,536	12,361
7/31/21	13,547	14,185	12,624
10/31/21	14,003	14,724	13,008
1/31/22	13,601	14,222	13,170
4/30/22	12,878	13,060	12,591
7/31/22	12,717	12,885	12,251
10/31/22	12,155	12,003	11,920
1/31/23	13,391	13,162	13,050
4/30/23	13,256	13,475	12,823
7/31/23	14,184	14,622	13,462
10/31/23	12,869	13,261	12,286
1/31/24	14,523	15,399	13,940
4/30/24	15,557	15,952	14,437
7/31/24	16,427	17,303	15,470
10/31/24	16,418	17,727	15,828
1/31/25	17,273	18,695	16,196
4/30/25	16,875	17,891	16,022
7/31/25	18,497	20,023	17,190
10/31/25	20,605	21,630	18,027

202501-4140694, 202512-4880701

F1231-052 12/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/2/20
Global Value Equity Fund (Investor Class)	25.50%	15.79%	13.61%
MSCI World Index Net (Regulatory/Strategy Benchmark)	22.02	15.58	14.59
MSCI World Value Index Net (Previous Benchmark)	13.89	14.44	10.96

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$195,907
  Number of Portfolio Holdings107
  Investment Advisory Fees Paid (000s)$748
  Portfolio Turnover Rate76.9%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	22.7%
Financials	21.0
Industrials & Business Services	13.8
Health Care	10.5
Communication Services	8.5
Materials	7.5
Consumer Staples	5.7
Energy	4.0
Consumer Discretionary	3.3
Other	3.0

Top Ten Holdings (as a % of Net Assets)

JPMorgan Chase	2.3%
Alphabet	2.1
Broadcom	2.0
Microsoft	1.7
AbbVie	1.7
Cencora	1.7
Gilead Sciences	1.6
Walmart	1.5
Exxon Mobil	1.5
AstraZeneca	1.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Global Value Equity Fund

Investor Class (TRGVX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

October 31, 2025

Global Value Equity Fund

I Class (PRIGX)

This annual shareholder report contains important information about Global Value Equity Fund (the "fund") for the period of November 1, 2024 to October 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Value Equity Fund - I Class	$77	0.68%

What drove fund performance during the past 12 months?

  Global equities registered solid results over the review period, rebounding from their lows in early April. Optimism about artificial intelligence (AI), generally favorable economic data, and positive tariff news in the form of U.S. trade deals with several nations all buoyed markets. In September, the U.S. Federal Reserve’s interest rate cut boosted investor sentiment further.

  Versus the MSCI World Index Net, stock selection in information technology was the biggest contributor to relative performance. Shares of Sandisk, a provider of flash storage and memory, soared late in the review period as investors anticipated that the company would benefit from a surge in demand for NAND flash storage, driven by spending on AI and cloud infrastructure. Our stock choices in financials, combined with our overweight allocation to this sector, added further value.

  Conversely, our stock selection in consumer staples, combined with our overweight allocation to this sector, hurt performance. Notably, our holding in consumer health company Kenvue lagged, as its shares declined due to turnaround challenges and U.S. health care policy uncertainty. Our investments in communication services also hindered relative returns.

  The fund seeks long-term capital appreciation. Over the period, the portfolio tilted further toward the cyclical and deep value areas of the market. This has been a consistent theme since the tariff-induced volatility seen in early April 2025. Relative to the benchmark, our overweight positions are in financials and materials. In contrast, we have large relative underweights in consumer discretionary and information technology.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of October 31, 2025

	I Class	Regulatory/Strategy Benchmark	Previous Benchmark
2015	500,000	500,000	500,000
2016	466,619	459,527	458,125
2016	491,247	494,765	498,167
2016	512,797	512,754	511,419
2016	510,598	505,921	513,564
2017	550,376	538,159	553,181
2017	580,503	567,257	572,188
2017	606,133	595,402	598,242
2017	625,019	621,144	617,441
2018	672,695	677,145	666,508
2018	628,750	642,241	627,105
2018	643,238	666,132	640,197
2018	598,327	628,336	608,582
2019	596,662	632,837	611,321
2019	630,862	683,847	646,541
2019	632,967	690,253	642,694
2019	661,379	708,095	660,401
2020	682,743	745,057	674,030
2020	573,439	656,464	551,532
2020	637,514	740,174	585,435
2020	639,668	739,000	576,215
2021	770,013	860,192	679,334
2021	869,668	954,013	775,602
2021	876,203	999,774	792,104
2021	906,699	1,037,740	816,169
2022	881,326	1,002,382	826,308
2022	834,607	920,451	790,023
2022	824,802	908,157	768,680
2022	788,464	845,978	747,938
2023	869,094	927,676	818,819
2023	860,939	949,713	804,566
2023	921,520	1,030,590	844,655
2023	836,474	934,647	770,862
2024	944,405	1,085,330	874,622
2024	1,012,582	1,124,327	905,844
2024	1,069,495	1,219,549	970,657
2024	1,069,495	1,249,421	993,142
2025	1,125,573	1,317,610	1,016,205
2025	1,100,350	1,260,996	1,005,301
2025	1,206,917	1,411,209	1,078,582
2025	1,345,013	1,524,498	1,131,095

202501-4140694, 202512-4880701

F179-052 12/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Global Value Equity Fund (I Class)	25.76%	16.03%	10.40%
MSCI World Index Net (Regulatory/Strategy Benchmark)	22.02	15.58	11.79
MSCI World Value Index Net (Previous Benchmark)	13.89	14.44	8.51

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$195,907
  Number of Portfolio Holdings107
  Investment Advisory Fees Paid (000s)$748
  Portfolio Turnover Rate76.9%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	22.7%
Financials	21.0
Industrials & Business Services	13.8
Health Care	10.5
Communication Services	8.5
Materials	7.5
Consumer Staples	5.7
Energy	4.0
Consumer Discretionary	3.3
Other	3.0

Top Ten Holdings (as a % of Net Assets)

JPMorgan Chase	2.3%
Alphabet	2.1
Broadcom	2.0
Microsoft	1.7
AbbVie	1.7
Cencora	1.7
Gilead Sciences	1.6
Walmart	1.5
Exxon Mobil	1.5
AstraZeneca	1.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Global Value Equity Fund

I Class (PRIGX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$26,647	$26,450
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,541,000 and $846,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
October 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRGVX Global Value Equity
Fund
PRIGX Global Value Equity
Fund–
.
I Class

T. ROWE PRICE Global Value Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 17 .93 $ 14 .29 $ 13 .62 $ 16 .60 $ 11 .87
Investment activities
Net investment income
(1)(2)
0 .19 0 .21 0 .23 0 .26 0 .20
Net realized and unrealized
gain/loss 4 .15 3 .69 0 .57 ( 2 .35 ) 4 .69
Total from investment
activities 4 .34 3 .90 0 .80 ( 2 .09 ) 4 .89
Distributions
Net investment income ( 0 .26 ) ( 0 .26 ) ( 0 .13 ) ( 0 .15 ) ( 0 .16 )
Net realized gain ( 0 .80 ) — — ( 0 .74 ) —
Total distributions ( 1 .06 ) ( 0 .26 ) ( 0 .13 ) ( 0 .89 ) ( 0 .16 )
NET ASSET VALUE
End of period $ 21 .21 $ 17 .93 $ 14 .29 $ 13 .62 $ 16 .60
Ratios/Supplemental Data
Total return
(2)(3)
25 .50% 27 .58% 5 .87% ( 13 .19 ) % 41 .44%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1 .03% 1 .09% 1 .11% 2 .04% 2 .19%
Net expenses after waivers/
payments by Price Associates 0 .89% 0 .89% 0 .89% 0 .89% 0 .89%
Net investment income 1 .02% 1 .22% 1 .54% 1 .78% 1 .24%
Portfolio turnover rate 76 .9% 68 .4% 67 .6% 64 .8% 68 .8%
Net assets, end of period (in
thousands) $156,018 $119,695 $86,767 $70,383 $12,884
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Global Value Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 18 .04 $ 14 .36 $ 13 .67 $ 16 .65 $ 11 .88
Investment activities
Net investment income
(1)(2)
0 .23 0 .24 0 .26 0 .38 0 .22
Net realized and unrealized
gain/loss 4 .17 3 .72 0 .57 ( 2 .45 ) 4 .71
Total from investment
activities 4 .40 3 .96 0 .83 ( 2 .07 ) 4 .93
Distributions
Net investment income ( 0 .31 ) ( 0 .28 ) ( 0 .14 ) ( 0 .17 ) ( 0 .16 )
Net realized gain ( 0 .80 ) — — ( 0 .74 ) —
Total distributions ( 1 .11 ) ( 0 .28 ) ( 0 .14 ) ( 0 .91 ) ( 0 .16 )
NET ASSET VALUE
End of period $ 21 .33 $ 18 .04 $ 14 .36 $ 13 .67 $ 16 .65
Ratios/Supplemental Data
Total return
(2)(3)
25 .76% 27 .86% 6 .09% ( 13 .04 ) % 41 .75%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .89% 0 .93% 0 .94% 1 .77% 2 .09%
Net expenses after
waivers/payments by Price
Associates 0 .68% 0 .68% 0 .69% 0 .68% 0 .68%
Net investment income 1 .22% 1 .42% 1 .77% 2 .58% 1 .39%
Portfolio turnover rate 76 .9% 68 .4% 67 .6% 64 .8% 68 .8%
Net assets, end of period (in
thousands) $39,889 $24,545 $17,604 $16,057 $14,573
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Global Value Equity Fund
October 31, 2025

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
BELGIUM 0.4%
Common Stocks 0.4%
Syensqo  10,164 839
Total Belgium (Cost $781) 839
BRAZIL 1.1%
Common Stocks 1.1%
Banco do Brasil  303,901 1,240
Localiza Rent a Car  130,479 953
Total Brazil (Cost $2,365) 2,193
CANADA 6.1%
Common Stocks 6.1%
Capstone Copper (1) 121,990 1,089
Equinox Gold (1) 89,140 979
Fairfax Financial Holdings  1,121 1,820
Franco-Nevada  12,088 2,258
GFL Environmental  52,010 2,274
Toronto-Dominion Bank  15,158 1,245
Wheaton Precious Metals (USD)  24,337 2,349
Total Canada (Cost $8,813) 12,014
CHINA 1.6%
Common Stocks 1.6%
Ping An Insurance Group, Class H (HKD)  147,500 1,066
Tencent Holdings (HKD)  25,500 2,071
Total China (Cost $2,538) 3,137
FRANCE 4.9%
Common Stocks 4.9%
Airbus  10,677 2,633
Cie de Saint-Gobain  10,177 988
Orange  124,064 1,984
Societe Generale  28,001 1,776

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
TotalEnergies  35,258 2,201
Total France (Cost $7,396) 9,582
GERMANY 3.3%
Common Stocks 3.3%
Daimler Truck Holding  23,423 939
Muenchener Rueckversicherungs-Gesellschaft  3,332 2,062
Siemens  7,523 2,132
Siltronic (2) 22,127 1,366
Total Germany (Cost $4,863) 6,499
HONG KONG 0.9%
Common Stocks 0.9%
Futu Holdings, ADR (USD)  8,503 1,692
Total Hong Kong (Cost $810) 1,692
ITALY 0.6%
Common Stocks 0.6%
Stellantis  106,902 1,082
Total Italy (Cost $1,039) 1,082
JAPAN 8.6%
Common Stocks 8.6%
Ibiden  22,200 2,090
ITOCHU  30,400 1,761
KDDI  97,200 1,549
Kioxia Holdings (1) 31,500 2,197
Kokusai Electric  51,300 1,875
Nextage  63,500 954
NIDEC  83,900 1,021
Nippon Sanso Holdings  38,000 1,262
Open House Group  17,100 823
SUMCO  142,200 1,449
Taiyo Yuden  66,600 1,891
Total Japan (Cost $11,558) 16,872

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
NETHERLANDS 2.3%
Common Stocks 2.3%
ABN AMRO Bank, CVA  49,765 1,487
AerCap Holdings (USD)  10,216 1,330
Coca-Cola Europacific Partners (USD)  17,738 1,576
Total Netherlands (Cost $3,866) 4,393
POLAND 0.5%
Common Stocks 0.5%
Bank Polska Kasa Opieki  18,700 957
Total Poland (Cost $998) 957
SOUTH AFRICA 0.7%
Common Stocks 0.7%
Valterra Platinum (GBP)  22,455 1,373
Total South Africa (Cost $967) 1,373
SOUTH KOREA 1.4%
Common Stocks 1.4%
Samsung Electronics  35,381 2,663
Total South Korea (Cost $1,525) 2,663
SPAIN 1.0%
Common Stocks 1.0%
Banco Santander (2) 199,667 2,035
Total Spain (Cost $1,616) 2,035
SWITZERLAND 0.7%
Common Stocks 0.7%
Barry Callebaut (2) 997 1,296
Total Switzerland (Cost $1,243) 1,296

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
TAIWAN 1.4%
Common Stocks 1.4%
Taiwan Semiconductor Manufacturing, ADR (USD)  9,109 2,737
Total Taiwan (Cost $1,168) 2,737
UNITED KINGDOM 5.1%
Common Stocks 5.1%
Admiral Group  31,828 1,370
AstraZeneca  17,502 2,887
BT Group  629,553 1,536
Standard Chartered  105,709 2,170
Unilever  34,240 2,055
Total United Kingdom (Cost $7,588) 10,018
UNITED STATES 57.6%
Common Stocks 57.6%
AbbVie  15,273 3,330
Advanced Micro Devices (1) 6,920 1,772
AGCO  10,520 1,085
Allstate  8,154 1,562
Alphabet, Class C  14,505 4,088
Apollo Global Management  11,108 1,381
Atmus Filtration Technologies  24,837 1,130
AutoZone (1) 609 2,238
Ball  28,609 1,345
Boeing (1) 9,760 1,962
Broadcom  10,461 3,867
Cencora  9,650 3,260
Centene (1) 53,687 1,899
Charles Schwab  24,644 2,329
Chubb  7,443 2,061
Citigroup  25,811 2,613
Coeur Mining (1) 51,995 893
Coinbase Global, Class A (1) 4,234 1,456
Constellation Energy  3,113 1,174
Corebridge Financial  37,568 1,223
Corning  23,171 2,064
Corpay (1) 4,610 1,200

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
CVS Health  28,330 2,214
Deere  4,941 2,281
Dell Technologies, Class C  8,319 1,348
Diamondback Energy  8,171 1,170
Docusign (1) 21,087 1,542
Dominion Energy (2) 43,128 2,531
Estee Lauder, Class A  14,300 1,383
Exxon Mobil  25,370 2,901
First Advantage (1) 32,499 410
Galaxy Digital, Class A (CAD) (1) 34,162 1,195
General Electric  7,277 2,248
Gilead Sciences  26,143 3,132
Intel (1) 55,530 2,221
JPMorgan Chase  14,180 4,412
Keurig Dr Pepper  74,164 2,014
L3Harris Technologies  7,346 2,124
Marsh & McLennan  10,436 1,859
Marvell Technology  19,028 1,784
Meta Platforms, Class A  3,870 2,509
Micron Technology  11,564 2,588
Microsoft  6,460 3,345
MKS  10,364 1,489
NIKE, Class B  22,450 1,450
Oracle  8,318 2,184
Regeneron Pharmaceuticals  2,590 1,688
Reliance (2) 4,261 1,203
Sandisk (1) 11,490 2,290
Smurfit WestRock  32,249 1,191
SS&C Technologies Holdings  17,014 1,445
T-Mobile U.S.  13,029 2,737
TechnipFMC  38,583 1,595
Tenet Healthcare (1) 9,506 1,963
Walmart  28,971 2,931
Western Alliance Bancorp  19,445 1,504
Total United States (Cost $81,586) 112,813
VIETNAM 0.7%
Common Stocks 0.7%
FPT  349,329 1,378
Total Vietnam (Cost $1,015) 1,378

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.4%
Money Market Funds 2.4%
T. Rowe Price Government Reserve Fund, 4.12% (3)(4) 4,764,829 4,765
Total Short-Term Investments (Cost $4,765) 4,765
SECURITIES LENDING COLLATERAL 3.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 3.7%
Money Market Funds 3.7%
T. Rowe Price Government Reserve Fund, 4.12% (3)(4) 7,326,921 7,327
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 7,327
Total Securities Lending Collateral (Cost $7,327) 7,327
Total Investments in Securities
105.0% of Net Assets
(Cost $153,827) $ 205,665
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) See Note 4 . All or a portion of this security is on loan at October 31, 2025.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
CVA Dutch Certificate (Certificaten Van Aandelen)
GBP British Pound
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE Global Value Equity Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.12% $ — $ — $ 159++
Totals $ —# $ — $ 159+
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
10/31/25
T. Rowe Price Government
Reserve Fund, 4.12% $ 5,109  ¤  ¤ $ 12,092
Total $ 12,092^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $159 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $12,092.

T. ROWE PRICE Global Value Equity Fund
October 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $153,827) $ 205,665
Receivable for investment securities sold 1,453
Receivable for shares sold 270
Dividends receivable 173
Foreign currency (cost $78) 78
Due from affiliates 15
Other assets 151
Total assets 207,805
Liabilities
Obligation to return securities lending collateral 7,327
Payable for investment securities purchased 4,363
Investment management fees payable 103
Payable for shares redeemed 29
Other liabilities 76
Total liabilities 11,898
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 195,907

T. ROWE PRICE Global Value Equity Fund
October 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 63,885
Paid-in capital applicable to 9,224,451 shares of $0.01 par
value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 132,022
NET ASSETS $ 195,907
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $156,018; Shares outstanding: 7,354,455) $ 21.21
I Class
(Net assets: $39,889; Shares outstanding: 1,869,996) $ 21.33

T. ROWE PRICE Global Value Equity Fund
Statement of Operations

($000s)
Year
Ended
10/31/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $188) $ 2,940
Securities lending 31
Total income 2,971
Expenses
Investment management 985
Shareholder servicing
Investor Class $ 207
I Class 7 214
Prospectus and shareholder reports
Investor Class 17
I Class 2 19
Custody and accounting 217
Legal and audit 60
Registration 52
Miscellaneous 16
Waived / paid by Price Associates (237)
Total expenses 1,326
Net investment income 1,645

T. ROWE PRICE Global Value Equity Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 11,534
Forward currency exchange contracts 87
Foreign currency transactions (30)
Net realized gain 11,591
Change in net unrealized gain / loss
Securities (net of decrease in deferred foreign taxes of $(26)) 24,273
Forward currency exchange contracts 60
Other assets and liabilities denominated in foreign currencies 1
Change in net unrealized gain / loss 24,334
Net realized and unrealized gain / loss 35,925
INCREASE IN NET ASSETS FROM OPERATIONS $ 37,570

T. ROWE PRICE Global Value Equity Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/25 10/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 1,645 $ 1,638
Net realized gain 11,591 6,610
Change in net unrealized gain / loss 24,334 21,244
Increase in net assets from operations 37,570 29,492
Distributions to shareholders
Net earnings
Investor Class (6,696) (1,613)
I Class (1,580) (344)
Decrease in net assets from distributions (8,276) (1,957)
Capital share transactions
*
Shares sold
Investor Class 33,547 17,846
I Class 16,099 4,741
Distributions reinvested
Investor Class 6,694 1,612
I Class 793 151
Shares redeemed
Investor Class (27,815) (9,411)
I Class (6,945) (2,605)
Increase in net assets from capital share
transactions 22,373 12,334
Net Assets
Increase during period 51,667 39,869
Beginning of period 144,240 104,371
End of period $ 195,907 $ 144,240
*Share information (000s)
Shares sold
Investor Class 1,799 1,054
I Class 841 278
Distributions reinvested
Investor Class 386 104
I Class 46 10
Shares redeemed
Investor Class (1,508) (554)
I Class (378) (153)
Increase in shares outstanding 1,186 739

T. ROWE PRICE Global Value Equity Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Global Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Global Value
Equity Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term capital appreciation. The fund has two classes of shares: the Global Value Equity Fund
(Investor Class) and the Global Value Equity Fund–I Class (I Class). I Class
shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded

T. ROWE PRICE Global Value Equity Fund

on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.

T. ROWE PRICE Global Value Equity Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed

T. ROWE PRICE Global Value Equity Fund

using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE Global Value Equity Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 121,302 $ 72,271 $ — $ 193,573
Short-Term Investments 4,765 — — 4,765
Securities Lending Collateral 7,327 — — 7,327
Total $ 133,394 $ 72,271 $ — $ 205,665

T. ROWE PRICE Global Value Equity Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended October 31, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. As of October 31,
2025, the fund held no derivative instruments.

T. ROWE PRICE Global Value Equity Fund

The amount of gains and losses on derivative instruments recognized in fund earnings during the year ended October 31, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of
($000s)
Location of Gain (Loss) on Statement of Operations
Forward
Currency
Exchange
Contracts
Realized Gain (Loss)
Foreign exchange derivatives $ 87
Total $ 87
Change in Unrealized
Gain (Loss)
Foreign exchange derivatives $ 60
Total $ 60

T. ROWE PRICE Global Value Equity Fund

counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended October 31, 2025, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 0% and 2% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
October 31, 2025, the value of loaned securities was $6,951,000; the value of cash collateral and related investments was $7,327,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $135,829,000 and
$117,734,000, respectively, for the year ended October 31, 2025.

T. ROWE PRICE Global Value Equity Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of income on passive foreign investment companies and differences in treatment of corporate actions.
The tax character of distributions paid for the periods presented was as follows:
.
($000s)
October 31,
2025
October 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 3,185 $ 1,957
Long-term capital gain 5,091 —
Total distributions $ 8,276 $ 1,957

T. ROWE PRICE Global Value Equity Fund

At October 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At October 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales, the realization of gains/losses on passive foreign investment companies and differences in treatment of corporate actions.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that
($000s)
Cost of investments $ 154,958
Unrealized appreciation $ 55,010
Unrealized depreciation (4,298)
Net unrealized appreciation (depreciation) $ 50,712
($000s)
Undistributed ordinary income $ 4,776
Undistributed long-term capital gain 8,793
Net unrealized appreciation (depreciation) 50,712
Other temporary differences (396)
Total distributable earnings (loss) $ 63,885

T. ROWE PRICE Global Value Equity Fund

the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price
Associates provides for an annual investment management fee that is the lesser of (1) 0.65% of the fund’s average daily net assets, and (2) a combined fee that consists of two components – an individual fund fee and a group fee. The individual fund fee is equal to 0.35% of the fund’s average daily net assets.
The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to
0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. The fee is computed daily and paid monthly. At October 31, 2025, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)

T. ROWE PRICE Global Value Equity Fund

the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended October 31, 2025 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $724,000 remain subject to repayment by the fund at October 31, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
Investor
Class I Class
Expense limitation/I Class Limit 0.89% 0.05%
Expense limitation date 12/31/27 12/31/27
(Waived)/repaid during the period ($000s) $(179) $(58)

T. ROWE PRICE Global Value Equity Fund

provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended October 31, 2025, expenses incurred pursuant to these service agreements were $121,000 for
Price Associates; $33,000 for T. Rowe Price Services, Inc.; and less than
$1,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of October 31, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 679,149 shares of the I Class, representing 36% of the
I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

T. ROWE PRICE Global Value Equity Fund

NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Global Value Equity Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Global Funds, Inc. and
Shareholders of T. Rowe Price Global Value Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Global Value Equity Fund (one of the funds constituting T. Rowe Price Global Funds, Inc., referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Global Value Equity Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
December 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Global Value Equity Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$5,091,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
For taxable non-corporate shareholders, $2,695,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $1,087,000 of the fund's income qualifies for the dividends-received deduction.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F1231-050 12/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Global Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 18, 2025